Convertible Notes Schedule of carrying value and unamortized discount on February 2018 Notes (Details) - February 2018 Notes [Member] - USD ($) $ in Millions	Nov. 22, 2016	Nov. 20, 2015	Feb. 12, 2014
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount	$ (4.3)	$ (3.1)
Convertible Debt			$ 300.0